MASSACHUSETTS INVESTORS GROWTH STOCK FUND
                          MASSACHUSETTS INVESTORS TRUST
                    MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND
                                MFS(R) BOND FUND
                        MFS(R) CAPITAL OPPORTUNITIES FUND
                            MFS(R) CASH RESERVE FUND
                       MFS(R) CONSERVATIVE ALLOCATION FUND
                             MFS(R) CORE EQUITY FUND
                             MFS(R) CORE GROWTH FUND
                         MFS(R) DIVERSIFIED INCOME FUND
                           MFS(R) EMERGING GROWTH FUND
                        MFS(R) EMERGING MARKETS DEBT FUND
                       MFS(R) EMERGING MARKETS EQUITY FUND
                      MFS(R) FLOATING RATE HIGH INCOME FUND
                            MFS(R) GLOBAL EQUITY FUND
                            MFS(R) GLOBAL GROWTH FUND
                         MFS(R) GLOBAL TOTAL RETURN FUND
                     MFS(R) GOVERNMENT LIMITED MATURITY FUND
                       MFS(R) GOVERNMENT MONEY MARKET FUND
                        MFS(R) GOVERNMENT SECURITIES FUND
                          MFS(R) GROWTH ALLOCATION FUND
                        MFS(R) GROWTH OPPORTUNITIES FUND
                             MFS(R) HIGH INCOME FUND
                      MFS(R) HIGH YIELD OPPORTUNITIES FUND
                       MFS(R) INFLATION-ADJUSTED BOND FUND
                 MFS(R) INTERMEDIATE INVESTMENT GRADE BOND FUND
                    MFS(R) INTERNATIONAL DIVERSIFICATION FUND
                        MFS(R) INTERNATIONAL GROWTH FUND
                     MFS(R) INTERNATIONAL NEW DISCOVERY FUND
                         MFS(R) INTERNATIONAL VALUE FUND
                     MFS(R) LIFETIME RETIREMENT INCOME FUND
                            MFS(R) LIFETIME 2010 FUND
                            MFS(R) LIFETIME 2020 FUND
                            MFS(R) LIFETIME 2030 FUND
                            MFS(R) LIFETIME 2040 FUND
                          MFS(R) LIMITED MATURITY FUND
                           MFS(R) MID CAP GROWTH FUND
                            MFS(R) MID CAP VALUE FUND
                         MFS(R) MODERATE ALLOCATION FUND
                            MFS(R) MONEY MARKET FUND
                           MFS(R) MUNICIPAL BOND FUND
                        MFS(R) MUNICIPAL HIGH INCOME FUND
                          MFS(R) MUNICIPAL INCOME FUND
                     MFS(R) MUNICIPAL LIMITED MATURITY FUND
                            MFS(R) NEW DISCOVERY FUND
                            MFS(R) NEW ENDEAVOR FUND
                            MFS(R) RESEARCH BOND FUND
                           MFS(R) RESEARCH BOND FUND J
                              MFS(R) RESEARCH FUND
                       MFS(R) RESEARCH INTERNATIONAL FUND
                          MFS(R) SECTOR ROTATIONALFUND
                          MFS(R) STRATEGIC GROWTH FUND
                          MFS(R) STRATEGIC INCOME FUND
                           MFS(R) STRATEGIC VALUE FUND
                             MFS(R) TECHNOLOGY FUND
                            MFS(R) TOTAL RETURN FUND
                        MFS(R) UNION STANDARD EQUITY FUND
                              MFS(R) UTILITIES FUND
                                MFS(R) VALUE FUND
                          MFS(R) MUNICIPAL STATE FUNDS:
                         AL, AR, CA, FL, GA, MD, MA, MS,
                           NY, NC, PA, SC, TN, VA, WV

                         (the "Above-Referenced Funds")

                        Supplement to Current Prospectus

This prospectus supplement supersedes and replaces the funds' prospectus supplements dated April 1, 2006, April 28, 2006, May 1, 2006, September 1, 2006, October 1, 2006, and October 27, 2006.

The following is added to the prospectuses for MFS Emerging Markets Equity Fund, MFS Floating Rate High Income Fund, MFS High Income Fund, MFS High Yield
Opportunities Fund, MFS International New Discovery Fund, MFS Municipal High Income Fund, and MFS New Discovery Fund:

For redemptions on or after December 1, 2006, the fund will no longer charge a redemption fee.

Effective December 1, 2006, the table row entitled "Maximum Redemption Fee (as a percentage of amount redeemed), if applicable" and the associated footnote (##), under the heading "Expense Summary - Expense Table" in the prospectuses of MFS Emerging Markets Equity Fund, MFS Floating Rate High Income Fund, MFS High Income Fund, MFS High Yield Opportunities Fund, MFS International New Discovery Fund, MFS Municipal High Income Fund, and MFS New Discovery Fund will be deleted in their entirety.

Effective December 1, 2006, the section entitled either "How to Purchase, Exchange and Redeem Shares - Other Considerations - Redemption Fee" or "How To Purchase, Redeem And Exchange Shares - How To Redeem Shares - Redemption Fee", in the prospectuses of the Above-Referenced Funds except MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Debt Fund (after December 1, 2006), MFS Growth Allocation Fund, MFS New Endeavor Fund (after December 1, 2006), MFS International Diversification Fund, MFS International Growth Fund, MFS International Value Fund, MFS

Moderate Allocation Fund, and MFS Strategic Value Fund (after December 1, 2006) will be deleted in its entirety.

The first paragraph of the section entitled "Management of the Fund - Administrator" in the prospectuses of the Above-Referenced Funds except MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Debt Fund (after December 1, 2006), MFS Emerging Markets Equity Fund, MFS Growth Allocation Fund, MFS New Endeavor Fund (after December 1,
2006), MFS International Diversification Fund, MFS International Growth Fund, MFS International Value Fund, MFS Moderate Allocation Fund, and MFS Strategic Value Fund (after December 1, 2006) (hereinafter collectively referred to as "Certain MFS Funds") is restated as follows:

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

The section entitled "Management of the Fund - Shareholder Servicing Agent" in the prospectuses of the Above-Referenced Funds except MFS Emerging Markets Debt Fund (after December 1, 2006), MFS New Endeavor Fund (after December 1, 2006), and MFS Strategic Value Fund (after December 1, 2006) is restated as follows:

Shareholder Servicing Agent

MFS Service Center, Inc. ("MFSC"), a wholly owned subsidiary of MFS, provides transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. Under the Agreement, MFSC may receive a fee based on the costs it incurs in providing these services, including the costs of affiliated and unaffiliated entities that provide certain of these services and out-of-pocket expenses, plus a target profit margin.

Effective May 1, 2006, the section entitled "Class A Shares - Purchases Subject to an Initial Sales Charge" or "Class A and Class 529A Shares - Purchases Subject to an Initial Sales Charge" [for funds that offer class 529A shares] was restated as follows for the funds listed below:

For Massachusetts Investors Growth Stock Fund, MFS Capital Opportunities Fund, MFS Core Equity Fund, MFS Core Growth Fund, MFS Emerging Growth Fund, MFS Global Equity Fund, MFS Global Growth Fund, MFS Global Total Return Fund, MFS International New Discovery Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2040 Fund, MFS Lifetime Retirement Income Fund, MFS Mid Cap Growth Fund, MFS Mid Cap Value Fund, MFS New Discovery Fund, MFS New Endeavor Fund (before December 1, 2006), MFS Research Fund, MFS Research International Fund, MFS Strategic Growth Fund, MFS Strategic Value Fund (before December 1, 2006), MFS Technology Fund, MFS Total Return Fund, MFS Union Standard Equity Fund, MFS Utilities Fund, MFS Value Fund

Purchases Subject to an Initial Sales Charge. The amount of the initial sales charge you pay when you buy class A or [for funds that offer Class 529A shares] 529A shares differs depending upon the amount you invest, as follows:

----------------------------------------- --------------------------------------

                                          Sales Charge* as Percentage of:
----------------------------------------- --------------------------------------
----------------------------------------- ----------------- --------------------
Amount of Purchase                        Offering Price    Net Amount Invested
----------------------------------------- ----------------- --------------------
----------------------------------------- ----------------- --------------------
Less than $50,000                         5.75%             6.10%
----------------------------------------- ----------------- --------------------
----------------------------------------- ----------------- --------------------
$50,000 but less than $100,000            4.75              4.99
----------------------------------------- ----------------- --------------------
----------------------------------------- ----------------- --------------------
$100,000 but less than $250,000           3.75              3.90
----------------------------------------- ----------------- --------------------
----------------------------------------- ----------------- --------------------
$250,000 but less than $500,000           2.75              2.83
----------------------------------------- ----------------- --------------------
----------------------------------------- ----------------- --------------------
$500,000 but less than $1,000,000         2.00              2.04
----------------------------------------- ----------------- --------------------
----------------------------------------- ----------------- --------------------

$1,000,000 or more                        None**            None**
----------------------------------------- ----------------- --------------------
------------------------

* Because of rounding in the calculation of offering price, actual sales charges you pay may be more or less than those calculated using these percentages.

** For class A shares only, a 1% CDSC will apply to such purchases, as discussed below.

Please see "Class A/529A Sales Charge Waivers or Reductions" below for additional information.

For  MFS   Emerging   Markets  Debt  Fund   (before   December  1,  2006),   MFS
Inflation-Adjusted  Bond Fund, MFS Municipal Bond Fund, and MFS Strategic Income
Fund:

Purchases Subject to an Initial Sales Charge. The amount of the initial sales charge you pay when you buy class A or [for funds that offer Class 529A shares] 529A shares differs depending upon the amount you invest, as follows:

----------------------------------------- --------------------------------------
                                          Sales Charge* as Percentage of:
----------------------------------------- --------------------------------------
----------------------------------------- ----------------- --------------------
Amount of Purchase                        Offering Price    Net Amount Invested
----------------------------------------- ----------------- --------------------
----------------------------------------- ----------------- --------------------
Less than $50,000                         4.75%             4.99%
----------------------------------------- ----------------- --------------------
----------------------------------------- ----------------- --------------------
$50,000 but less than $100,000            4.25              4.44
----------------------------------------- ----------------- --------------------
----------------------------------------- ----------------- --------------------
$100,000 but less than $250,000           3.75              3.90
----------------------------------------- ----------------- --------------------
----------------------------------------- ----------------- --------------------
$250,000 but less than $500,000           2.75              2.83
----------------------------------------- ----------------- --------------------
----------------------------------------- ----------------- --------------------
$500,000 but less than $1,000,000         2.00              2.04
----------------------------------------- ----------------- --------------------
----------------------------------------- ----------------- --------------------
$1,000,000 or more                        None**            None**
----------------------------------------- ----------------- --------------------
------------------------

* Because of rounding in the calculation of offering price, actual sales charges you pay may be more or less than those calculated using these percentages.

** For class A shares only, a 1% CDSC will apply to such purchases, as discussed below.

Please see "Class A/529A Sales Charge Waivers or Reductions" below for additional information.

Effective May 1, 2006, the sections entitled "Letter of Intent (LOI)," "Rights of Accumulation (ROA)," and "Linking Accounts for LOI and ROA" under the heading "Class A Sales Charge Waivers or Reductions" or "Class A/529A Sales Charge Waivers or Reductions" [for funds that offer class 529A shares] in the prospectuses of Certain MFS Funds were restated as follows:

Letter of Intent (LOI). You may pay a reduced or no (for purchases of $1 million or more) initial sales charge on purchases of class A or class 529A shares if you commit to invest a specific dollar amount, based on the gross amount of your investments (including the amount of any sales charge paid), including investments through any linked accounts (as discussed below) in any class of any MFS fund (and the MFS Fixed Fund, a bank collective investment trust) within a 13-month period (36 months for a $1 million commitment). For each purchase you make under the LOI, you will pay the initial sales charge rate applicable to the total amount you have committed to purchase. If you do not purchase the committed amount within the relevant time period, your account will be adjusted by redemption of the amount of shares needed to satisfy the higher initial sales charge level for the amount actually purchased.

Only purchases made at the same time as or after the LOI may be included under your LOI commitment amount. However, for an LOI executed prior to May 1, 2006, you may request that purchases made during the 90 days prior to your execution of the LOI be included under your LOI commitment amount. You or your financial intermediary must inform the fund or its agent that the LOI is in effect each time shares of a fund are purchased.

Right of Accumulation (ROA). You may pay a reduced or no initial sales charge on purchases of class A or 529A shares by aggregating the total dollar amount of your investment with the value of your existing investments or any linked accounts (as discussed below) in any class of any MFS fund (and the MFS Fixed
Fund) based on current maximum public offering price of your investments. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts based on the sales charge schedule above.

     Linking Accounts for LOI and ROA. For purposes of obtaining reduced sales charges under the LOI and ROA as described above, you may combine the value of your current purchase of shares of an MFS fund (or MFS Fixed Fund) with the value of existing accounts held with the MFS funds by you, your spouse (or legal equivalent under applicable state law), and your children under the age of 21.

     Eligible accounts that you may link under a LOI and ROA may include:

     o    Individual accounts;

     o    Joint accounts;

     o Trust accounts of which you, your spouse or child under the age of 21 is the grantor;

     o    MFS 529 College Savings Plan accounts;

     o    Certain single participant retirement plan accounts;

     o    Certain Individual Retirement Accounts;

     o    UGMA/UTMA Accounts; and

     o Accounts held in the name of your financial intermediary on your behalf except accounts investing in W shares of certain MFS funds.

     In order to link such accounts under a LOI or ROA, the broker-dealer at the time of your current purchase must be the broker-dealer for any additional accounts to be linked. MFS fund shares held as follows cannot be combined with your current purchase for purposes of a LOI or ROA:

     o Shares held indirectly through financial intermediaries other than the broker-dealer for your current purchase (for example, shares held in a different broker-dealer's brokerage account or with a bank, an insurance company separate account or an investment adviser); or

     o Shares held directly in a MFS fund account on which the broker-dealer is different than the broker-dealer for your current purchase.

     It is your responsibility to inform the broker-dealer for your current purchase of any accounts held with the MFS funds that you believe are eligible to be linked under a LOI or a ROA. If you have not designated a broker-dealer, you should inform MFSC directly of any accounts held with the MFS funds that you believe are eligible to be linked under a LOI or a ROA. You should provide your financial intermediary (including MFSC if you have not designated a broker-dealer) with certain supporting information at the time of purchase regarding accounts held with the MFS funds that are eligible to be combined for purposes of a LOI or ROA. Such information may include shareholder identification numbers or applicable account numbers or account statements. You should request that your financial intermediary provide this information to the funds or their agents when placing your purchase order.

          Special Note for LOI or ROA eligible accounts linked prior to May 1, 2006. Any LOI or ROA eligible accounts linked prior to May 1, 2006 will remain linked to the extent the broker-dealer information for such accounts is not modified. In the event you change the broker-dealer for any such account, your accounts will no longer be eligible to be linked under a LOI or ROA. In addition, you will not be able to link additional accounts to the extent they do not meet the criteria discussed above.

Effective May 1, 2006, the sections entitled "Class A Sales Charge Waivers or Reductions - Reinstatement Privilege" or "Class A/529A Sales Charge Waivers or
Reductions - Reinstatement Privilege" [for funds that offer class 529A shares] and "Class B and Class C Sales Charge Waivers or Reductions - Reinstatement Privilege" or "Class B/529B and Class C/529C Sales Charge Waivers or Reductions
- Reinstatement Privilege" [for funds that offer class 529B and 529C shares] in the prospectuses of Certain MFS Funds were restated as follows:

Reinstatement Privilege. Effective for shares redeemed on or after May 1, 2006, the reinstatement privilege is eliminated.

Effective September 1, 2006, the sections entitled "Class A Sales Charge Waivers or Reductions - Automatic Exchange Plan" or "Class A/529A Sales Charge Waivers or Reductions - Automatic Exchange Plan" [for funds that offer class 529A shares], "Class B Sales Charge Waivers or Reductions - Automatic Exchange Plan" or "Class B/529B Sales Charge Waivers or Reductions - Automatic Exchange Plan" [for funds that offer class 529B shares], and "Class B and Class C Sales Charge Waivers or Reductions - Automatic Exchange Plan" or "Class B/529B and Class C/529C Sales Charge Waivers or Reductions - Automatic Exchange Plan" [for funds that offer class 529B and class 529C shares] in the prospectuses of Certain MFS Funds were restated as follows:

Automatic Exchange Plan. If you have an account balance of at least $2,000 in your account in the Fund, you may participate in the automatic exchange plan, a dollar-cost averaging program. This plan permits you to make automatic periodic exchanges from your account in the Fund for shares of the same class of other MFS funds. Exchanges will generally be made at net asset value without any sales charges or redemption fee (if applicable). A CDSC will apply if you redeem shares acquired under this plan within the period during which a CDSC would apply to the initial shares purchased.

Effective September 1, 2006, the section entitled "Class B and Class C Sales Charge Waivers or Reductions - Systematic Withdrawal Plan" or "Class B/529B and Class C/529C Sales Charge Waivers or Reductions - Systematic Withdrawal Plan" [for funds that offer class 529B and class 529C shares] in the prospectuses of Certain MFS Funds was restated as follows:

Systematic Withdrawal Plan. You may elect to automatically receive (or designate someone else to receive) regular periodic payments (of at least $50 if by check) through the automatic redemption of class B, class 529B, class C, or class 529C shares. For class B and class C shares, you can receive up to 10% (15% for certain IRA distributions) of the value of your account through these payments in any one year (determined at the time you establish this plan). You will incur no redemption fee or CDSC on class B and class C shares redeemed under this plan. For class A, class 529A, class 529B or class 529C shares, there is no similar percentage limitation; while you will not incur a redemption fee, you may incur a CDSC (if applicable) when class A, class 529B or class 529C shares are redeemed under this plan.

Effective January 1, 2007, the section entitled "Class B and Class C Sales Charge Waivers or Reductions - Systematic Withdrawal Plan" or "Class B/529B and Class C/529C Sales Charge Waivers or Reductions - Systematic Withdrawal Plan" [for funds that offer class 529B and class 529C shares] or "Sales Charges and Waivers or Reductions - Sales Charge Waivers or Reductions - Systematic Withdrawal Plan" in the prospectuses of the Above-Referenced Funds except MFS Emerging Markets Debt Fund (after December 1, 2006), MFS New Endeavor Fund (after December 1, 2006), and MFS Strategic Value Fund (after December 1, 2006) will be restated as follows:

Systematic Withdrawal Plan. If you have an account balance of at least $5,000 in your account in the fund, you may elect to receive (or designate someone else to receive) regular periodic payments (of at least $50 if by check) through an automatic redemption of Class A, Class B, Class C, Class 529A, Class 529B or Class 529C shares. For Class B, Class C, Class 529B, and Class 529C shares, you may incur a CDSC when Class B, Class C, Class 529B, or Class 529C shares are redeemed under the plan (or plans if more than one plan is established) if amounts greater than 10% of the value of your account is withdrawn under the plan(s) in any one year (with respect to Class B and Class 529B shares, determined at the time of your first withdrawal under the plan(s) or January 1, 2007, whichever is later and reset annually thereafter and with respect to Class C and Class 529 C shares, determined at the time the plan is established). For Class A shares, you may incur a CDSC when Class A shares are redeemed under this plan.

Effective September 1, 2006, the section entitled "How to Purchase, Exchange and Redeem Shares - How to Purchase Shares - Initial Purchase" up to (but not including) "How to Purchase, Exchange and Redeem Shares - How to Purchase Shares
- Verification of Identity" in the prospectuses of Certain MFS Funds was restated as follows:

Initial Purchase. You can establish an account by having your financial intermediary process your purchase. For class I shares, you may also purchase through your MFD representative or by contacting MFSC (please see the back cover of this prospectus for address and telephone number).

     The minimum initial investment is $1,000, except for: fee-based and wrap accounts offered through certain financial intermediaries for which there is no minimum initial investment; and IRAs and 529 share classes, for which the minimum initial investment is $250 per account; and class I shares, for which the minimum initial investment is generally established based on an investor's basis for qualification as an eligible investor as described under "Description of Share Classes" above. Also, in the following circumstances, the minimum initial investment is only $50 per account:

     o    if you establish an automatic investment plan;

     o    if you establish an automatic exchange plan; or

     o    if you establish an account under either:

               o tax-deferred retirement programs (other than IRAs) where investments are made by means of group remittal statements; or

               o    employer sponsored investment programs.

MFS may waive initial minimums for certain types of investors and investments.

Purchases of class B or class 529B shares are subject to a total account value limitation at the time of purchase of $99,999, and purchases of class C or class 529C shares are subject to a total account value limitation at the time of purchase of $999,999. If your existing accounts for all share classes held with the MFS funds have a total value equal to $99,999 for class B or class 529B share purchases or $999,999 for class C or class 529C share purchases, you will not be able to purchase class B, class 529B, class C or class 592C shares, as applicable. For the purpose of determining your total account value, existing accounts for all share classes held with the MFS funds that are linked under a LOI or ROA will be included. Please see the discussion under "Linking Accounts for LOI and ROA" above.

The fund or its agents may at their discretion accept a purchase request for class B or Class C shares that would otherwise exceed the total account value limitation of $99,999 and $999,999, respectively, under certain circumstances including but not limited to purchases by certain types of group retirement plans sponsored or serviced by MFS or an affiliate.

Adding to Your Account. Except with respect to the R share classes, there are several easy ways that you can make additional investments to your account:

          - ask your financial intermediary to purchase shares on your behalf;

          - wire additional investments through your bank (call MFSC first for instructions);

          - authorize transfers by phone between your bank account and your MFS account. The maximum purchase amount for this method is $100,000. You must elect this privilege on your account application if you wish to use it; or

          -    send a check with the returnable portion of your statement.

Generally there is no minimum for additional investments except there is generally a $50 minimum for additional investments by check and through automatic exchange plans.

Automatic Investment Plan. You can make cash investments through your checking account or savings account on any day of the month. If you do not specify a day, the investment will automatically occur on the first business day of the month.

Transfer on Death Registrations. Certain restrictions apply to the use of a transfer on death registration. You or your financial intermediary should contact MFSC to obtain a Transfer on Death registration form and for information regarding MFSC's other requirements for transfer on death registrations.

Effective September 1, 2006, after the second sentence of the first paragraph of the section entitled "How to Purchase, Exchange and Redeem Shares - How to Exchange Shares - Exchange Privilege" in the prospectuses of Certain MFS Funds, the following was added:

MFS may waive the minimum exchange amount for certain types of investors and investments.

Effective September 1, 2006, the section entitled "How to Purchase, Exchange and Redeem Shares - How to Redeem Shares - Redeeming Directly Through MFSC -Systematic Withdrawal Plan" in the prospectuses of Certain MFS Funds was restated as follows:

Systematic Withdrawal Plan. You may elect to automatically receive (or designate someone else to receive) regular periodic payments (of at least $50 if by check) through the automatic redemption of class A, class 529A, class B, class 529B, class C, or class 529C shares. For class B and class C shares, you can receive up to 10% (15% for certain IRA distributions) of the value of your account through these payments in any one year (determined at the time you establish this plan). You will incur no redemption fee or CDSC on class B and class C shares redeemed under this plan. For class A, class 529A, class 529B or class 529C shares, there is no similar percentage limitation; while you will not incur a redemption fee, you may incur a CDSC (if applicable) when class A, class 529B or class 529C shares are redeemed under this plan.

Effective January 1, 2007, the section entitled "How to Purchase, Exchange and Redeem Shares - How to Redeem Shares - Redeeming Directly Through MFSC - Systematic Withdrawal Plan" in the prospectuses of Certain MFS Funds will be restated as follows:

Systematic Withdrawal Plan. If you have an account balance of at least $5,000 in your account in the fund, you may elect to receive (or designate someone else to receive) regular periodic payments (of at least $50 if by check) through an automatic redemption of Class A, Class B, Class C, Class 529A, Class 529B or Class 529C shares. For Class B, Class C, Class 529B, and Class 529C shares, you may incur a CDSC when Class B, Class C, Class 529B, or Class 529C shares are redeemed under the plan (or plans if more than one plan is established) if amounts greater than 10% of the value of your account is withdrawn under the plan(s) in any one year (with respect to Class B and Class 529B shares, determined at the time of your first withdrawal under the plan(s) or January 1, 2007, whichever is later and reset annually thereafter and with respect to Class C and Class 529 C shares, determined at the time the plan is established). For Class A shares, you may incur a CDSC when Class A shares are redeemed under this plan.

The section entitled "Other Information - Pricing of Fund Shares" in the prospectuses of Certain MFS Funds is replaced in its entirety by the following:

The price of each class of the fund's shares is based on its net asset value. The net asset value of each class of shares is determined once each day during which the New York Stock Exchange is open for trading as of the close of regular trading on the New York Stock Exchange (generally, 4:00 p.m., Eastern time) (referred to as the valuation time). Net asset value per share is computed by dividing the net assets allocated to each share class by the number of fund shares outstanding for that class. On holidays or other days (such as Good Friday) when the New York Stock Exchange is closed, net asset value is not calculated, and the fund does not transact purchase, exchange or redemption orders.

You will receive the net asset value next calculated, after the deduction of applicable sales charges and any required tax withholding, if your order is complete (i.e., has all required information in the appropriate form) and:

         o MFSC receives your order by the valuation time, if placed directly by you (not through a financial intermediary such as a broker or bank); or

          o your financial intermediary receives your order by the valuation time and transmits your order to MFSC.

For Certain MFS Funds, except MFS Cash Reserve Fund, MFS Government Money Market Fund, MFS Money Market Fund, MFS Retirement Income Fund, MFS 2010 Fund, MFS 2020 Fund, MFS 2030 Fund, and MFS 2040 Fund:

To determine net asset value, the fund's investments for which reliable market quotations are readily available are valued at market value. Certain short term debt instruments are valued at amortized cost.

For MFS Retirement Income Fund, MFS 2010 Fund, MFS 2020 Fund, MFS 2030 Fund and MFS 2040 Fund:

To determine net asset value, underlying funds are generally valued at their net asset value per share. Underlying funds' investments for which reliable market quotations are readily available are valued at market value. Certain short term debt instruments are valued at amortized cost.

For Certain MFS Funds except MFS Cash Reserve Fund, MFS Government Money Market Fund, and MFS Money Market Fund:

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees.

Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. These valuations can be based on both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

For MFS Cash Reserve Fund, MFS Money Market Fund and MFS Government Money Market
Fund:

To determine net asset value, the fund's investments are generally valued at amortized cost.

The sections under either the heading "How to Purchase, Exchange and Redeem Shares - Other Considerations" up to, but not including "Redemption Fee" or under the heading "How to Purchase, Redeem And Exchange Shares - Other Considerations - Frequent Trading" in the prospectuses of the Above-Referenced Funds except MFS Emerging Markets Debt Fund (after December 1, 2006), MFS New Endeavor Fund (after December 1, 2006), and MFS Strategic Value Fund (after December 1, 2006) are replaced in their entirety by the following:

Right to Reject or Restrict Purchase and Exchange Orders. The Board of Trustees of the MFS funds have adopted the purchase and exchange limitation policies described below, which they believe are reasonably designed to discourage frequent fund share transactions. MFS seeks to monitor and enforce these policies, subject to oversight by the Board of Trustees, pursuant to procedures approved by the Board of Trustees. The MFS funds may alter its policies at any time without notice to shareholders.

Purchase and Exchange Limitation Policies. The MFS funds reserve the right to restrict, reject, or cancel (with respect to cancellations, within one business day of the order), without any prior notice, any purchase or exchange order, including transactions believed to represent frequent trading activity. For example, the MFS funds or their agents may in their discretion restrict, reject, or cancel a purchase or exchange order even if the transaction is not subject to specific exchange or other limitations described in this prospectus if the funds or their agents determine that accepting the order could interfere with the efficient management of a fund's portfolio, increase costs to the fund, dilute the value of an investment in the fund to long-term shareholders, or otherwise not be in the fund's best interests. This policy also applies to transactions accepted by any shareholder's financial intermediary. In the event that the MFS funds or their agents reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed. The MFS funds reserve the right to delay for one business day the processing of exchange requests in the event that, in the funds' or their agents' judgment, such delay would be in the funds' best interest, in which case both the redemption and purchase side of the exchange will receive the funds' net asset values at the conclusion of the delay period.

Specific Exchange and Purchase Limitation Policies. The MFS funds, through their agents, will undertake to use their best efforts to exercise the funds' right to restrict, reject or cancel purchase and exchange orders, as described above, once an accountholder makes two exchanges (provided that each transaction exceeds $5,000 in value) out of an account in an MFS fund during a calendar quarter. This policy does not apply to exchanges:

o out of the MFS money market funds; however, as noted above, the MFS funds may restrict, reject, or cancel any purchase or exchange order if the funds or their agents determine that accepting the order could interfere with efficient management of a fund's portfolio or otherwise not be in the fund's best interest; and

o initiated by a retirement plan trustee or sponsor rather than by a plan participant, and other similar non-discretionary exchanges (e.g., in connection with fund mergers/ acquisitions/liquidations).

In addition, the funds and their agents may make exceptions to this policy if, in their judgment, the transaction does not represent frequent trading activity or interfere with the efficient management of a fund's portfolio, such as purchases made through systematic purchase plans or payroll contributions. In applying this policy, the MFS funds consider the information available to them at the time and reserve the right to consider trading activity in a single account or multiple accounts under common ownership, control, or influence.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the accountholder (e.g., a shareholder who on the same day exchanges $6,000 from one MFS fund into two other MFS funds, by exchanging $3,000 into each of the two MFS funds, will be viewed as having made one exchange transaction exceeding $5,000 in value).

Limitations on the Ability to Detect And Curtail Frequent Trading Practices. Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and, despite the efforts of the MFS funds and their agents to prevent frequent trading, there is no assurance that the MFS funds or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the MFS funds and their agents to detect and curtail frequent trading practices may also be limited by operational systems and technological limitations.

In addition, the MFS funds receive purchase, exchange, and redemption orders through financial intermediaries and the MFS funds and their agents cannot always identify or reasonably detect frequent trading that may be facilitated by these financial intermediaries or by the use of omnibus account arrangements offered by these financial intermediaries to investors. Omnibus account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as brokers, retirement and 529 plans, investment advisers, and variable insurance products. These arrangements often permit the financial intermediary to aggregate their clients' transactions and ownership positions. In these circumstances, the identity of the shareholders often is not known to a fund. The MFS funds' ability to impose these limitations on shares held through financial intermediaries is dependent upon the receipt of information necessary to identify transactions by the underlying investors and the financial intermediary's cooperation in implementing this policy. Accordingly, depending upon the composition of a fund's shareholder accounts and in light of efforts made by certain shareholders to evade these limitations, the MFS funds and their agents may not be in a position to monitor and enforce these limitations with respect to a significant percentage of a fund's shareholders. You should consult your financial intermediary regarding the application of these limitations and whether your financial intermediary imposes any additional or different limitations.

Frequent Trading Risks. To the extent that the MFS funds or their agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund's portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund's performance.

In addition, to the extent that fund invests in foreign securities, the interests of long-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund's investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the time the fund determines its net asset value. The fund's use of fair valuation can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that the fund's fair valuation policies and procedures will prevent dilution of the fund's net asset value by short-term traders.

To the extent that a fund invests in securities that trade infrequently or are difficult to value, such as the securities of smaller companies, high yield debt instruments, and floating rate loans, the interests of long-term shareholders may be diluted as a result of price arbitrage, a short-term trading strategy that seeks to exploit perceived pricing inefficiencies in the fund's investments. Such short-term trading strategies may interfere with efficient management of the fund's portfolio to a greater degree than funds that invest in more frequently traded or liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Effective September 1, 2006, under the heading "Other Information", a new section entitled "Anti-Money Laundering Restrictions" was added between the sections entitled "Tax Considerations" and "Unique Nature of the Fund" in the prospectuses of Certain MFS Funds as follows:

Anti-Money Laundering Restrictions

Federal law requires the fund to implement policies and procedures reasonably designed to prevent, detect and report money laundering and other illegal activity. The fund may redeem your shares and close your account; suspend, restrict or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if it is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures. Any applicable CDSC and redemption fee will be assessed upon redemption of your shares.

The first two sentences of the second paragraph of the section entitled "How to Purchase, Exchange and Redeem Shares - How to Exchange Shares - Exchange Privilege" in the prospectuses of Certain MFS Funds are restated as follows:

Sales charges may apply to exchanges made from the MFS money market funds. Certain qualified retirement plans may make certain exchanges between the MFS funds and the MFS Fixed Fund, a bank collective investment fund, and sales charges may also apply to these exchanges. Call MFSC for information concerning these sales charges and transactions involving the MFS Fixed Fund.

The last two sentences of the second paragraph of the section entitled "How to Purchase, Exchange and Redeem Shares - How to Exchange Shares - Exchange Privilege" for MFS Strategic Value Fund (before December 1, 2006) are replaced in their entirety with the following:

Class R, class R1, class R2, class R3, class R4 and class R5 shares of the fund held by eligible retirement plans may be exchanged for shares of the MFS Money Market Fund (subject to any limitation applicable to the purchase of that fund's shares as disclosed in its prospectus); except as noted below, this exchange privilege does not apply to MFS Serviced Plans. Class R and class R3 shares of the fund held by a MFS Serviced Plan may be exchanged for shares of the MFS Money Market Fund (subject to any limitation applicable to the purchase of that fund's shares as disclosed in its prospectus); provided that the MFS Serviced Plan held class R or class R3 shares on March 31, 2005. In addition, class A and class I shares of the fund may be exchanged for shares of the MFS Money Market Fund (subject to any limitation applicable to the purchase of that fund's shares as disclosed in its prospectus). Class R shares of the fund may be exchanged for shares of certain other MFS funds that offer class R shares.

The section entitled "Description of Share Classes - Distribution and Service Fees" is restated as follows:

For MFS Total Return Fund:

The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the plan, the fund pays distribution and service fees to support the sale and distribution of class A, class B, class C, class 529A, class 529B, class 529C, class R, class R1, class R2, class R3 and class R4 shares, and the services provided by financial intermediaries. These distribution and service fees are equal on an annual basis to the following maximum percentages of average daily net assets of the following share classes:
0.25% for class R4 shares (consisting of a 0.25% service fee); 0.35% for class A shares (consisting of a 0.10% distribution fee and a 0.25% service fee); 0.50% for class 529A, class R, class R2 and class R3 shares (consisting of a 0.25% distribution fee and a 0.25% service fee); 0.75% for class R1 shares (consisting of a 0.50% distribution fee and a 0.25% service fee); and 1.00% for class B, class C, class 529B and class 529C shares (consisting of a 0.75% distribution fee and a 0.25% service fee). A portion of the class 529A distribution fee equal to 0.10% is currently in effect; the remaining portion is not in effect but may be implemented on such date as the Board of Trustees may determine. Assets attributable to class A shares sold prior to October 1, 1989 are subject to a service fee of 0.15% annually. To the extent the class A service fees paid under the distribution plan do not exceed 0.25% annually, the fund may pay the remaining amount of service fees available under the plan for distribution-related expenses. These fees are paid out of the assets of the applicable class of shares. Because these fees are an ongoing expense of the fund, they increase the cost of your investment over time and may cost you more than other types of sales charges. The fund has not adopted a Rule 12b-1 plan with respect to its class I or R5 shares. For more information regarding the fund's Rule 12b-1 Plan, see the SAI.

For MFS Research Fund:

The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the plan, the fund pays distribution and service fees to support the sale and distribution of class A, class B, class C, class 529A, class 529B, class 529C, class R, class R1, class R2, class R3 and class R4 shares, and the services provided by financial intermediaries. These distribution and service fees are equal on an annual basis to the following maximum percentages of average daily net assets of the following share classes:
0.25% for class R4 shares (consisting of a 0.25% service fee); 0.35% for class A shares (consisting of a 0.10% distribution fee and a 0.25% service fee); 0.50% for class 529A, class R, class R2 and class R3 shares (consisting of a 0.25% distribution fee and a 0.25% service fee); 0.75% for class R1 shares (consisting of a 0.50% distribution fee and a 0.25% service fee); and 1.00% for class B, class C, class 529B and class 529C shares (consisting of a 0.75% distribution fee and a 0.25% service fee). A portion of the class 529A distribution fee equal to 0.10% is currently in effect; the remaining portion is not in effect but may be implemented on such date as the Board of Trustees may determine. Assets attributable to class A shares sold prior to March 1, 1991 are subject to a service fee of 0.15% annually. To the extent the class A service fees paid under the distribution plan do not exceed 0.25% annually, the fund may pay the remaining amount of service fees available under the plan for distribution-related expenses. These fees are paid out of the assets of the applicable class of shares. Because these fees are an ongoing expense of the fund, they increase the cost of your investment over time and may cost you more than other types of sales charges. The fund has not adopted a Rule 12b-1 plan with respect to its class I or R5 shares. For more information regarding the fund's Rule 12b-1 Plan, see the SAI.

Effective October 1, 2006, the following two paragraphs were added to the end of the section entitled "Management of the Fund"- "Investment Adviser", in the prospectuses of Certain MFS Funds:

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of the MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, and inadequately disclosed MFS' internal policies concerning market timing and such matters, (ii) received excessive compensation as fiduciaries with respect to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this matter. The lawsuits assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment
Advisers Act of 1940, the Employee Retirement Income Security Act of 1974 (ERISA), as well as fiduciary duties and other violations of common law. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds.

The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner),
No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS funds include Riggs v. MFS et al., Case No. 04-CV-01162-JFM (direct), Hammerslough v. MFS et al., Case No. 04-MD-01620 (derivative), Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA), and Reaves v. MFS Series Trust I, et al., Case No. 1:05-CV-02220-JFM (Class B Shares). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Two lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (a consolidated action, first filed on March 25, 2004) and Marcus Dumond, et al.
v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO) (filed on May 4, 2004)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. Several claims of the various lawsuits have been dismissed; MFS and other named defendants continue to defend the various lawsuits.


                The date of this supplement is November 13, 2006.